Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
139,041	iShares 20+ Year Treasury Bond ETF	$18,833,103	2.0
557,004	Schwab U.S. TIPS ETF	34,066,365	3.6
967,591	Xtrackers USD High Yield Corporate Bond ETF	48,369,874	5.0

	Total Exchange-Traded Funds
	(Cost $98,339,752)	101,269,342	10.6

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
2,069,699	Voya Emerging Markets Index Portfolio - Class P2	29,907,153	3.1
4,526,071	Voya International Index Portfolio - Class P2	52,502,429	5.5
1,586,030	Voya Russell Small Cap Index Portfolio - Class P2	28,136,180	2.9
9,568,195	Voya Short Term Bond Fund - Class P2	95,107,857	10.0
40,374,648	Voya U.S. Bond Index Portfolio - Class P2	438,468,675	45.9
10,359,116	Voya U.S. Stock Index Portfolio - Class P2	209,254,144	21.9

	Total Mutual Funds
	(Cost $788,999,716)	853,376,438	89.3

	Total Long-Term Investments
	(Cost $887,339,468)	954,645,780	99.9

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
718,289	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $718,289)	718,289	0.1

	Total Short-Term Investments
	(Cost $718,289)	718,289	0.1

	Total Investments in Securities (Cost $888,057,757)	$955,364,069	100.0
	Assets in Excess of Other Liabilities	432,476	0.0
	Net Assets	$955,796,545	100.0

(1)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$101,269,342	$–	$–	$101,269,342
Mutual Funds	853,376,438	–	–	853,376,438
Short-Term Investments	718,289	–	–	718,289
Total Investments, at fair value	$955,364,069	$–	$–	$955,364,069
Liabilities Table
Other Financial Instruments+
Futures	$(56,256)	$–	$–	$(56,256)
Total Liabilities	$(56,256)	$–	$–	$(56,256)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$30,839,526	$93,357	$(1,446,624)	$420,894	$29,907,153	$-	$516,002	$-
Voya International Index Portfolio - Class P2	55,689,531	176,178	(4,331,516)	968,236	52,502,429	-	848,557	-
Voya Russell Small Cap Index Portfolio - Class P2	52,498,559	145,957	(21,527,783)	(2,980,553)	28,136,180	-	8,385,028	-
Voya Short Term Bond - Class P2	98,126,274	2,403,179	(5,082,470)	(339,126)	95,107,857	644,734	48,738	-
Voya U.S. Bond Index Portfolio - Class P2	461,103,872	20,658,266	(23,420,164)	(19,873,299)	438,468,675	3,222,703	1,187,611	-
Voya U.S. Stock Index Portfolio - Class P2	195,353,038	19,659,755	(14,156,502)	8,397,853	209,254,144	-	3,208,173	-
	$893,610,800	$43,136,692	$(69,965,059)	$(13,405,995)	$853,376,438	$3,867,437	$14,194,108	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	44	06/18/21	$4,822,400	$(44,084)
			$4,822,400	$(44,084)
Short Contracts:
S&P 500® E-Mini	(25)	06/18/21	(4,959,250)	(12,172)
			$(4,959,250)	$(12,172)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $897,967,929.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$71,396,889
Gross Unrealized Depreciation	(14,057,005)
Net Unrealized Appreciation	$57,339,884